UNITED STATES
			        SECURITIES AND EXCHANGE COMMISSION
				      WASHINGTON, D.C. 20549
					     FORM 13F
				        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [ ] Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Maryland Capital Management, LLC
Address: 800 North Charles Street, Suite 300
Baltimore, MD 21201
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Lisa M. Faherty
Title: CCO
Phone: 410-547-2666
Signature, Place, and Date of Signing:
Lisa M. Faherty Baltimore, MD April 28, 2008
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

















FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total: 	137
Form 13F Information Table Value Total: 	$244,535

List of Other Included Managers:		None












































                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102      868    22671 SH       SOLE                    22671
ATC Healthcare, Inc.           COM              00209C102        2    50000 SH       SOLE                    50000
Abbott Laboratories            COM              002824100     5142    93235 SH       SOLE                    93235
Aflac Inc.                     COM              001055102      341     5255 SH       SOLE                     5255
Allied Capital Corp.           COM              01903Q108      275    14900 SH       SOLE                    14900
American Express Co.           COM              025816109     1142    26129 SH       SOLE                    26129
American International Group,  COM              026874107     4787   110671 SH       SOLE                   110671
Apple Computer                 COM              037833100      993     6923 SH       SOLE                     6923
Automatic Data Processing, Inc COM              053015103      669    15780 SH       SOLE                    15780
BP PLC ADR                     COM              055622104      291     4794 SH       SOLE                     4794
Bank of America Corp.          COM              060505104     5486   144719 SH       SOLE                   144719
Barr Pharmaceuticals, Inc.     COM              068306109     5345   110649 SH       SOLE                   110649
Berkshire Hathaway, Inc.- CL A COM              084670108      267        2 SH       SOLE                        2
Berkshire Hathaway, Inc.- CL B COM              084670207     6065     1356 SH       SOLE                     1356
Buckeye Partners UTS Limited P COM              118230101      224     4855 SH       SOLE                     4855
CSX Corp., Inc.                COM              126408103      314     5600 SH       SOLE                     5600
CVS Caremark Corp.             COM              126650100     7903   195096 SH       SOLE                   195096
Caterpillar Inc.               COM              149123101      204     2600 SH       SOLE                     2600
Charles Schwab Corp., Inc.     COM              808513105     1760    93470 SH       SOLE                    93470
Chevron Corp.                  COM              166764100     1295    15168 SH       SOLE                    15168
Chipotle Mexican Grill - CL B  COM              169656204     1397    14390 SH       SOLE                    14390
Chipotle Mexican Grill Inc.    COM              169656105     7164    63160 SH       SOLE                    63160
Cisco Systems, Inc.            COM              17275R102     5308   220338 SH       SOLE                   220338
Citigroup, Inc.                COM              172967101      865    40380 SH       SOLE                    40380
Citizens Communications        COM              17453B101      238    22724 SH       SOLE                    22724
Coca-Cola Co.                  COM              191216100      621    10203 SH       SOLE                    10203
Colgate Palmolive Co.          COM              194162103      335     4301 SH       SOLE                     4301
Conocophillips                 COM              20825C104     1392    18266 SH       SOLE                    18266
Constellation Energy Group, In COM              210371100      937    10620 SH       SOLE                    10620
Coventry Health Care Inc.      COM              222862104     1624    40250 SH       SOLE                    40250
Dentsply Intl Inc.             COM              249030107      313     8120 SH       SOLE                     8120
Dominion Resources, Inc.       COM              25746U109      771    18880 SH       SOLE                    18880
Duke Energy Corp.              COM              26441C105      448    25080 SH       SOLE                    25080
Education Realty Trust Inc.    COM              28140H104      533    42385 SH       SOLE                    42385
Electronic Arts Inc.           COM              285512109     3450    69120 SH       SOLE                    69120
Eli Lilly & Co.                COM              532457108      461     8940 SH       SOLE                     8940
Emerson Electric Co.           COM              291011104      201     3902 SH       SOLE                     3902
Enbridge Energy Partners LP    COM              29250R106     2292    48205 SH       SOLE                    48205
Equity Resident PPTYS SH Ben I COM              29476L107      205     4951 SH       SOLE                     4951
Express Scripts, Inc.          COM              302182100    14932   232150 SH       SOLE                   232150
Exxon Mobil Corp               COM              30231G102     7804    92271 SH       SOLE                    92271
FPL Group Inc.                 COM              302571104      232     3700 SH       SOLE                     3700
General Electric Co., Inc.     COM              369604103     7679   207494 SH       SOLE                   207494
GlaxoSmithKline PLC            COM              37733W105      310     7314 SH       SOLE                     7314
Glimcher Realty Trust REIT     COM              379302102      591    49400 SH       SOLE                    49400
Goldman Sachs Group Inc.       COM              38141G104      239     1445 SH       SOLE                     1445
Google Inc.                    COM              38259P508      380      863 SH       SOLE                      863
HCP, Inc.                      COM              40414L109     2169    64163 SH       SOLE                    64163
Halliburton, Inc.              COM              406216101     3172    80660 SH       SOLE                    80660
Health Care Reit Inc.          COM              42217K106     1857    41156 SH       SOLE                    41156
Healthextras, Inc.             COM              422211102     6115   246169 SH       SOLE                   246169
Heinz (H.J.), Inc.             COM              423074103     3683    78410 SH       SOLE                    78410
Hewlett-Packard Company        COM              428236103      715    15649 SH       SOLE                    15649
Home Depot, Inc.               COM              437076102      285    10200 SH       SOLE                    10200
Intel Corp.                    COM              458140100     5454   257501 SH       SOLE                   257501
Intl Business Machines, Corp.  COM              459200101      917     7968 SH       SOLE                     7968
Johnson & Johnson              COM              478160104     5837    89973 SH       SOLE                    89973
Kinder Morgan Energy Unit LTD  COM              494550106     2588    47326 SH       SOLE                    47326
Laboratory Corporation of Amer COM              50540R409      238     3235 SH       SOLE                     3235
Legg Mason, Inc.               COM              524901105     3339    59647 SH       SOLE                    59647
MDU Resources Group            COM              552690109      331    13500 SH       SOLE                    13500
Marathon Oil Corp.             COM              565849106      346     7588 SH       SOLE                     7588
McCormick & Co., Inc. - Voting COM              579780107     3715   101217 SH       SOLE                   101217
McCormick & Company, Inc.      COM              579780206     1974    53383 SH       SOLE                    53383
McDonald's Corp., Inc.         COM              580135101      485     8692 SH       SOLE                     8692
McKesson Corporation           COM              58155Q103      262     5000 SH       SOLE                     5000
Medco Health Solutions Inc.    COM              58405U102      373     8518 SH       SOLE                     8518
Medtronic, Inc.                COM              585055106     4427    91522 SH       SOLE                    91522
Merck & Co., Inc.              COM              589331107      342     9013 SH       SOLE                     9013
Microsoft Corp.                COM              594918104     6500   229031 SH       SOLE                   229031
Muni MTG & Equity LLC Growth S COM              62624B101       73    14100 SH       SOLE                    14100
Nationwide Health Ppty         COM              638620104      800    23691 SH       SOLE                    23691
Nokia Corp Sponsored ADR       COM              654902204      439    13800 SH       SOLE                    13800
Oceaneering Intl Inc.          COM              675232102      271     4300 SH       SOLE                     4300
Omega Healthcare Invs REIT     COM              681936100      196    11300 SH       SOLE                    11300
Omniture, Inc.                 COM              68212S109    24907  1073125 SH       SOLE                  1073125
Oracle Corp.                   COM              68389X105      340    17384 SH       SOLE                    17384
PNC Bank Corporation, Inc      COM              693475105      265     4049 SH       SOLE                     4049
Pepsico, Inc.                  COM              713448108     6878    95262 SH       SOLE                    95262
Pfizer, Inc.                   COM              717081103     2212   105691 SH       SOLE                   105691
Philip Morris International In COM              718172109      446     8820 SH       SOLE                     8820
Procter & Gamble, Co.          COM              742718109     3636    51888 SH       SOLE                    51888
Provident Bankshares, Inc.     COM              743859100      224    20882 SH       SOLE                    20882
Provident Energy Trust F Trust COM              74386K104      208    19600 SH       SOLE                    19600
Qualcomm, Inc.                 COM              747525103     3031    73935 SH       SOLE                    73935
Rock-Tenn Company-CL A         COM              772739207     2179    72717 SH       SOLE                    72717
Royal Dutch Shell              COM              780259206      393     5700 SH       SOLE                     5700
SPX Corporation                COM              784635104      934     8900 SH       SOLE                     8900
Sandy Spring Bancorp, Inc.     COM              800363103      283    10300 SH       SOLE                    10300
Schlumberger Inc.              COM              806857108      571     6560 SH       SOLE                     6560
Simon Property Group           COM              828806109      320     3449 SH       SOLE                     3449
Spectra Energy Corp.           COM              847560109      203     8919 SH       SOLE                     8919
Startech Environmental Corp.   COM              855906103       12    10050 SH       SOLE                    10050
Symantec Corp.                 COM              871503108      560    33700 SH       SOLE                    33700
T.Rowe Price Group, Inc.       COM              74144T108      629    12577 SH       SOLE                    12577
Target Corp.                   COM              87612E106      287     5673 SH       SOLE                     5673
Teco Energy Inc.               COM              872375100      254    15950 SH       SOLE                    15950
Tellabs, Inc.                  COM              879664100      202    37000 SH       SOLE                    37000
Time Warner Inc.               COM              887317105     1621   115610 SH       SOLE                   115610
URS Corp.                      COM              903236107     2399    73375 SH       SOLE                    73375
Under Armour, Inc.             COM              904311107     3229    88214 SH       SOLE                    88214
United Technologies, Inc.      COM              913017109      207     3002 SH       SOLE                     3002
Verizon Communications         COM              92343V104      453    12438 SH       SOLE                    12438
WGL Holdings, Inc.             COM              92924F106      254     7925 SH       SOLE                     7925
Wal-Mart Company, Inc.         COM              931142103      903    17140 SH       SOLE                    17140
Walt Disney Company, Inc.      COM              254687106      354    11267 SH       SOLE                    11267
Weingarten Realty Investment S COM              948741103      305     8867 SH       SOLE                     8867
Wells Fargo Inc.               COM              949746101      338    11616 SH       SOLE                    11616
Wyeth                          COM              983024100      268     6418 SH       SOLE                     6418
Zimmer Holdings, Inc.          COM              98956P102      809    10390 SH       SOLE                    10390
Felcor Lodging Trust PFD A Con PFD              31430F200      669    34055 SH       SOLE                    34055
Cohen & Steers REIT & Utility  COM              19247Y108      415 24084.9280SH      SOLE               24084.9280
DWS Rreef Real Estate Fund, In COM              233384106      171 10076.0000SH      SOLE               10076.0000
Ing Clarion Glb Re Est Incm Fu COM              449788108      142 10050.0000SH      SOLE               10050.0000
MS India Investment Fund       COM              61745C105     1772 46773.0000SH      SOLE               46773.0000
Nicholas Applegate Conv & Inco COM              65370F101      317 27450.0000SH      SOLE               27450.0000
Nuveen Equity Premier Income F COM              6706ER101      555 36605.0000SH      SOLE               36605.0000
Nuveen Equity Premier Oppty Fu COM              6706EM102      681 44460.0000SH      SOLE               44460.0000
Nuveen Select Mat Mun Shares B COM              67061T101      245 25050.0000SH      SOLE               25050.0000
iPath MSCI India Index ETN     COM              06739F291      327 4968.0000SH       SOLE                4968.0000
iShares MSCI Brazil Index Fund COM              464286400      237 3080.0000SH       SOLE                3080.0000
iShares MSCI EAFE Index Fund   COM              464287465     3464 48183.0000SH      SOLE               48183.0000
iShares MSCI Hong Kong Index F COM              464286871      673 37475.0000SH      SOLE               37475.0000
iShares MSCI Japan Index Fund  COM              464286848     1038 83915.0000SH      SOLE               83915.0000
iShares MSCI Pacific Ex-Japan  COM              464286665      270 1995.0000SH       SOLE                1995.0000
iShares MSCI Taiwan Index Fund COM              464286731     1314 82885.0000SH      SOLE               82885.0000
iShares Russell 1000 Growth    COM              464287614      814 14961.0000SH      SOLE               14961.0000
iShares Russell 1000 Value     COM              464287598      450 6125.0000SH       SOLE                6125.0000
iShares Russell 2000 Index Fun COM              464287655     1581 23146.0000SH      SOLE               23146.0000
iShares Russell MidCap Index F COM              464287499      764 8165.0000SH       SOLE                8165.0000
iShares Russell Midcap Value I COM              464288406      643 5000.0000SH       SOLE                5000.0000
iShares S&P Euro 350 Index Fun COM              464287861      727 6922.0000SH       SOLE                6922.0000
iShares TR Lehman Aggregate Bo COM              464287226      320 3114.0000SH       SOLE                3114.0000
iShares Tr Dow Jones RE US Rea COM              464287739      741 11380.0000SH      SOLE               11380.0000
iShares Trust Index Fund FTSE  COM              464287184     2575 19054.0000SH      SOLE               19054.0000
iShares Trust Russell 2000 Gro COM              464287648      630 8700.0000SH       SOLE                8700.0000
iShares Trust S&P 500 Index    COM              464287200     1880 14220.0000SH      SOLE               14220.0000